INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

The Group is subject to different income tax rates in various countries and jurisdictions under laws and relevant interpretations depending on the place of formation.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment. Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which once called Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. In November 2018, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2018, 2019 and 2020. In December 2021, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2021, 2022 and 2023. In December 2024, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2024, 2025 and 2026. Huazhu Cloud (Shanghai) Information and Technology Co., Ltd. (“Huazhu Cloud”) (previously named H-World Information and Technology Co., Ltd.) was qualified as high and new tech enterprise, resulting Huazhu Cloud subject to a reduced tax rate of 15% in 2019, 2020 and 2021. In December 2022, Huazhu Cloud was qualified as high and new tech enterprise, resulting Huazhu Cloud subject to a reduced tax rate of 15% in 2022, 2023 and 2024. Pursuant to the relevant regulations applicable to small and micro businesses, several PRC subsidiaries enjoy a preferential tax rate of 20% with a discount to taxable income. From January 1, 2022 to December 31, 2022, for taxable income less than RMB1, 87.5% of the taxable income would be exempted in tax computation, and for taxable income over RMB1 but less than RMB3, the discount would be 75%. From January 1, 2023 to December 31, 2027, for taxable income less than RMB3, 75% of the taxable income would be exempted in tax computation. Entities qualified as small and micro businesses shall be engaged in industries not restricted or prohibited by the state, which simultaneously meet the following three conditions: annual taxable income does not exceed RMB3, the number of employees does not exceed 300, and the total assets does not exceed RMB50.

Under the current laws of Germany, companies are subject to income tax at a standard rate of 15% (15.825% including solidarity surcharge), plus municipal trade tax of 7%-21%. The income tax rates in other countries and jurisdictions are of little effect on the financial statements. In other major jurisdictions, including Austria, Netherlands and Belgium, the Group is subject to a range from 9% to 25% of the statutory income tax rate, respectively.

(Loss) income before income taxes consists of:

	Years Ended December 31,
	2022	2023	2024
PRC including Hong Kong and Taiwan	(483)	5,833	5,414
Germany	(410)	(463)	(857)
Other	(713)	(21)	248
Total	(1,606)	5,349	4,805

Income tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2022	2023	2024
Current Tax	475	1,175	1,549
Deferred Tax	(268)	29	113
Total	207	1,204	1,662

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(8)%	2%	4%
Effect of different tax rate of group entities operating in other jurisdictions	(10)%	(4)%	(2)%
Effect of change in valuation allowance	(15)%	(0)%	1%
Effect of tax holiday	1%	(1)%	(1)%
Effect of cash dividends	(6)%	1%	8%
Effective tax rate	(13)%	23%	35%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2022	2023	2024
Aggregate amount	22	60	47
Per share effect—basic	0.01	0.02	0.02
Per share effect—diluted	0.01	0.02	0.02

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
Deferred tax assets:
Net loss carryforward	1,289	1,091
Deferred revenue	454	562
Long-term assets	399	485
Bad debt provision	80	80
Accrued payroll	(10)	110
Other accrued expenses	74	(12)
Others	231	133
Valuation allowance	(675)	(718)
Total deferred tax assets, net of valuation allowance	1,842	1,731
Deferred tax liabilities:
Fair value adjustment for building, land use rights and identified intangible assets due to acquisition	1,593	1,400
Others	51	5
Withholding tax	—	191
Total deferred tax liabilities	1,644	1,596
Net deferred tax assets	198	135
Analysis as:
Deferred tax assets	1,043	1,054
Deferred tax liabilities	845	919
Net deferred tax assets	198	135

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2022	2023	2024
Balance at the beginning of the year	(466)	(731)	(675)
Provided	(338)	(145)	(271)
Reversed	41	165	177
Written off	32	36	51
Balance at the end of the year	(731)	(675)	(718)

As of December 31, 2024, the Group’s PRC subsidiaries had tax loss carryforwards of RMB1,762, which will expire between 2025 and 2029 if not used. Companies under Legacy DH had tax loss carry forwards of RMB2,351, which can be offset in the future without anytime restriction.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2023 and 2024, the Group had recorded liabilities for uncertain tax benefit of approximately RMB67 and RMB85 mainly associated with the interests on intercompany loans and other permanent differences related to Corporate Income and Trade Taxes, respectively. No interest or penalty expense was recorded for the years ended December 31, 2022, 2023 and 2024. In 2024, the Group will decrease its income tax liability by RMB0.3 for unrecognized tax benefits previously recorded in 2015 as the statute of limitations for the tax liabilities of certain tax positions will expire under the PRC Tax Administration and Collection Law.

	Years Ended December 31,
	2022	2023	2024
Balance at the beginning of the year	60	65	67
Addition for tax positions	5	2	18
Balance at the end of the year	65	67	85

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends and holds more than 25% of the PRC company. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. In March 2022, the Group announced that its board of directors declared a cash dividend of approximately US$68 million. To facilitate this dividend distribution and meet the oversea treasury demand, certain amount of dividends from the Group’s PRC subsidiaries to its oversea subsidiaries was planned. PRC dividend withholding tax of RMB100 was accrued as of December 31, 2022. In 2023, the Group revised its dividend policy that it may make a dividend distribution every year up to 45% of its current year net income starting from 2023. PRC dividend withholding tax of RMB75 was accrued as of December 31, 2023. In 2024, the Group announced an amended three - year dividend policy that, the board of directors has the sole discretion to declare and distribute ordinary dividends semi - annually, the aggregate amount of which for each financial year shall be no less than 60% of the Group’s net income in such financial year.

In 2024, the Group distributed dividends totaling RMB3,787 from the Group’s PRC subsidiaries to its oversea subsidiaries, with RMB208 of PRC withholding tax incurred. As of December 31, 2024, the Group plans to distribute RMB3,135 from PRC subsidiaries to its oversea subsidiaries, and has accrued for an additional PRC dividend withholding tax of RMB191. Other than these planned dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of PRC subsidiaries, of which, no provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from inception to 2024.

According to the German General Fiscal Code, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.

The Organisation for Economic Co-operation and Development (OECD) developed a Global Anti-Base Erosion Rules (Pillar Two) to ensure a 15% global minimum tax paid by large multinational enterprises with consolidated revenue over EUR 750 million. In December 2022, the EU Minimum Tax Directive entered into force and leaded to member states to enact legislation to implement Pillar Two rules effective for fiscal years starting on or after December 31,2023.

On 1 January 2025, Singapore’s Multinational Enterprise Top - up Tax Act came into effect. Hong Kong, China, gazetted the Inland Revenue (Amendment) (Minimum Tax for Multinational Enterprise Groups) Bill 2024 on 27 December 2024, which will come into operation for financial years commencing on or after 1 January 2025.

Some other major jurisdictions have either enacted certain parts of the Pillar Two rules or begun the process of enacting such rules, with varying effective dates.

Based on current enacted legislation effective in 2025, group’s structure and assessment, the Group does not expect Pillar Two to have a material impact on the effective tax rate, consolidation results of operation, financial position, and cash flows in near term. The Group will continue to closely monitor Pillar Two global implementation process and executive the assessment.